Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 322,261
2026	312,603
2027	324,666
2028	375,870
2029	408,009
2030 and thereafter	305,078
Total	$ 2,048,487